Finance Receivables (Details 2) (Tribute Term Loan [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Tribute Term Loan [Member]
Note 2 - Finance Receivables (Details) - Fair Value Assumptions [Line Items]
Dividend rate	0.00%	0.00%
Risk-free rate	1.00%	2.50%
Expected life (years)	6 years 10 months 24 days	6 years 219 days
Expected volatility	98.00%	97.00%